Long-term Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term debt [Line Items]
Long-term debt - current portion	$ 1,635,000	$ 0
Net proceeds received from issuance of the Notes	0	1,016,370	$ 587,850
Unsecured Senior Notes [Member]
Long-term debt [Line Items]
Long-term debt - current portion	1,635,000
Accumulated debt issuance costs	$ 30,780
Net proceeds received from issuance of the Notes		$ 1,016,370	$ 587,850
Unsecured Senior Notes [Member] | Non-contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption price, percentage of principal amount redeemed	100.00%
Unsecured Senior Notes [Member] | Contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption price, percentage of principal amount redeemed	100.00%
Unsecured Senior Notes [Member] | Redemption option at the option of the Company [Member]
Long-term debt [Line Items]
Redemption price, percentage of principal amount redeemed	100.00%
Redemption, description	On or after September 15, 2016, August 15, 2017 and August 15, 2019, the Company may redeem any or all of the 2018 Notes, 2020 Notes, and 2021 Notes, respectively, in cash at the redemption price, provided that the last reported sale price of the Company's ADSs for 20 or more trading days in a period of 30 consecutive trading days ending within 10 trading days immediately prior to the date of the redemption notice exceeds 130% of the applicable conversion price in effect on each such trading day.
Unsecured Senior Notes [Member] | 2018 Notes [Member]
Long-term debt [Line Items]
Unsecured Senior Notes, principal amount	$ 600,000
Interest rate	2.50%
Unsecured Senior Notes [Member] | 2018 Notes [Member] | ADS [Member]
Long-term debt [Line Items]
Initial conversion price	$ 110.96
Unsecured Senior Notes [Member] | 2018 Notes [Member] | Non-contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption period, start date	Sep. 15, 2016
Unsecured Senior Notes [Member] | 2018 Notes [Member] | Contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption period, start date	Sep. 05, 2013
Unsecured Senior Notes [Member] | 2018 Notes [Member] | Redemption option at the option of the Company [Member]
Long-term debt [Line Items]
Redemption period, start date	Sep. 15, 2016
Unsecured Senior Notes [Member] | 2020 Notes [Member]
Long-term debt [Line Items]
Unsecured Senior Notes, principal amount	$ 517,500
Interest rate	0.50%
Unsecured Senior Notes [Member] | 2020 Notes [Member] | ADS [Member]
Long-term debt [Line Items]
Initial conversion price	$ 125.33
Unsecured Senior Notes [Member] | 2020 Notes [Member] | Non-contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption period, start date	Aug. 15, 2017
Unsecured Senior Notes [Member] | 2020 Notes [Member] | Contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption period, start date	Aug. 06, 2014
Unsecured Senior Notes [Member] | 2020 Notes [Member] | Redemption option at the option of the Company [Member]
Long-term debt [Line Items]
Redemption period, start date	Aug. 15, 2017
Unsecured Senior Notes [Member] | 2021 Notes [Member]
Long-term debt [Line Items]
Unsecured Senior Notes, principal amount	$ 517,500
Interest rate	1.75%
Unsecured Senior Notes [Member] | 2021 Notes [Member] | ADS [Member]
Long-term debt [Line Items]
Initial conversion price	$ 120.77
Unsecured Senior Notes [Member] | 2021 Notes [Member] | Non-contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption period, start date	Aug. 15, 2019
Unsecured Senior Notes [Member] | 2021 Notes [Member] | Contingent redemption option at the option of the holder [Member]
Long-term debt [Line Items]
Redemption period, start date	Aug. 06, 2014
Unsecured Senior Notes [Member] | 2021 Notes [Member] | Redemption option at the option of the Company [Member]
Long-term debt [Line Items]
Redemption period, start date	Aug. 15, 2019